Exhibit 99.1 Disclosures Required by Rule 15Ga-11,2

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand[3]			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period) [4]			Demand in Dispute[5]			Demand Withdrawn			Demand Rejected[6]
Asset Class: Residential Mortgage Loans			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Securitized Asset Backed Receivables LLC Trust 2007-BR2 CIK#: 0001398159	X	WMC Mortgage Corp.	3,331	$752,647,568.79	68.68%	395	$51,766,186.00	4.72%	0	$-	0.00%	0	$-	0.00%	191	$20,020,010.60	1.83%	0	$-	0.00%	241	$40,955,890.14	3.74%
		New Century Mortgage Corporation	2,130	$343,277,472.49	31.32%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2007-BR2 Total			5,461	$1,095,925,041.28	100.00%	395	$51,766,186.00	4.72%	0	$-	0.00%	0	$-	0.00%	191	$20,020,010.60	1.83%	0	$-	0.00%	241	$40,955,890.14	3.74%
Securitized Asset Backed Receivables LLC Trust 2006-WM2 CIK#: 0001377850	X	WMC Mortgage Corp.	5,162	$1,000,956,056.98	100.00%	431	$115,642,274.57	11.55%	0	$-	0.00%	431	$115,642,274.57	11.55%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2006-WM2 Total			5,162	$1,000,956,056.98	100.00%	431	$115,642,274.57	11.55%	0	$-	0.00%	431	$115,642,274.57	11.55%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Residential Mortgage Loan Totals			10,623	$2,096,881,098.26		826	$167,408,460.57		0	$-		431	$115,642,274.57		191	$20,020,010.60		0	$-		241	$40,955,890.14

1 We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities may no longer be in existence, some Demand Entities may not have agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

2 For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase during the reporting period may be listed in both the column entitled “Assets That Were Subject of Demand” as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

3 Assets included in the column entitled “Assets That Were Subject of Demand” includes only assets where a demand was made during the reporting period, and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of the assets in the column entitled “Assets That Were Subject of Demand” (and all columns to the right) is calculated based on the most recent balance reported to the securitizer by the trustee, except in cases where the balance was not provided by the trustee despite our request. In such cases, the outstanding principal balance as of the cut-off date for the related Covered Transaction is used. The outstanding principal balance as of the end of the reporting period was not available to the securitizer without unreasonable effort or expense.

4 The information in this column reflects the manner in which the repurchase demands were categorized by the trustee, based on information provided to the securitizer by the trustee. The inclusion of an asset in this column should not be interpreted to mean that a decision to repurchase or replace has been made by the party responsible for repurchasing or replacing any such asset or that any repurchase or replacement will occur at any time following the end of the reporting period.

5 The column entitled “Demand in Dispute” does not include assets for which the demand was in dispute in a prior reporting period, and for which no further activity occurred during this reporting period. If a demand has been rejected, it will not be considered to be in dispute absent receipt of a subsequent communication by the securitizer that the demand remains in dispute.

6 “Demand Rejected” shows assets where a repurchase demand has been rejected by the party that would be obligated to repurchase the asset if the claim was valid.